Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	September 30, 2014	December 31, 2013
Patents	$380,394	$380,394
Less accumulated amortization	(191,318)	(168,363)
	189,076	212,031
Patents pending	233,145	212,726
Total intangible assets, net	$422,221	$424,757

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $7,652 and $22,955, for the three and nine-month periods ended September 30, 2014, respectively. Amortization expense was $8,250 and $23,553, for the three and nine-month periods ended September 30, 2013, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 20 issued patents, including 13 in the United States and 7 others in China, India, Japan, and Hong Kong. These patents will expire during the years of 2023 to 2028, subject to any patent term extensions of the individual patent. The Company has 1 patent application pending in the United States and 5 foreign patent applications pending in Europe, Canada, and Brazil.

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of December 31:

	2013	2012
Patents	$593,120	$572,764
Less accumulated amortization	(168,363)	(137,754)
Total intangible assets, net	$424,757	$435,010

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $30,609, $30,610, and $168,363, for the years ended December 31, 2013 and 2012, and for the period from inception March 23, 2006 to December 31, 2013, respectively.